SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C. 20549

                      FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
            MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21758

		Clipper Funds Trust
__________________________________________________________
     (Exact name of registrant as specified in charter)


CLIPPER FUNDS TRUST
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
__________________________________________________________
(Address of principal executive offices)	(Zip code)

Registrant's telephone number, including area code:

(800) 432-2504

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2009-06/30/2010

			SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorized.

Clipper Funds Trust
___________________________________________________________
                       (Registrant)


Person signing this Report on Behalf of reporting Registrant:

Name:     Kenneth C Eich
Title:    Principal Executive Officer
Phone:    (520) 806-7600
Signature, Place, and Date of Signing:
Kenneth C Eich, Arizona  August 27, 2010

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21758
Reporting Period: 07/01/2009 - 06/30/2010
Clipper Funds Trust


======================== CLIPPER FUNDS TRUST ========================

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== END NPX REPORT